Inventory	12 Months Ended
Dec. 31, 2021
Inventory
Inventory
8.	Inventory:

	December 31,	December 31,
	2021	2020
Raw materials	$5,129	$2,922
Work-in-progress	749	616
	$5,878	$3,538

The cost of inventory recognized as expense for the years ended December 31, 2021, 2020 and 2019 was $93,000, $185,000 and $369,000 respectively.